Consolidated income statements - CAD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Operating revenues	$ 6,066	$ 5,861	$ 12,120	$ 11,711
Operating costs	(3,421)	(3,271)	(6,937)	(6,537)
Severance, acquisition and other costs	(100)	(40)	(149)	(53)
Depreciation	(936)	(933)	(1,854)	(1,824)
Amortization	(296)	(266)	(579)	(526)
Finance costs
Interest expense	(359)	(269)	(703)	(529)
Net return on post-employment benefit plans	27	7	54	25
Impairment of assets	0	(106)	(34)	(108)
Other expense	(311)	(97)	(190)	(4)
Income taxes	(273)	(232)	(543)	(567)
Net earnings	397	654	1,185	1,588
Net earnings attributable to:
Common shareholders	329	596	1,054	1,473
Preferred shareholders	46	35	92	69
Non-controlling interest	$ 22	$ 23	$ 39	$ 46
Net earnings per common share - basic and diluted
Net earnings per common share - basic (in CAD per share)	$ 0.37	$ 0.66	$ 1.16	$ 1.62
Net earnings per common share - diluted (in CAD per share)	$ 0.37	$ 0.66	$ 1.16	$ 1.62
Weighted average number of common shares outstanding - basic (millions) (in shares)	912.2	911.9	912.2	911.0